Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Securities
Amortized cost	[1]	$ 98,479	$ 115,188
Loans
Consumer instalment and other personal		92,584	92,687
Credit cards		12,984	13,612
Business and government		381,525	384,993
Deposits		955,363	982,440
Securitization and structured entities' liabilities		49,559	40,164
Other liabilities		36,063	36,720
Subordinated debt		8,466	8,377
Fair Value [member]
Securities
Amortized cost		91,220	106,461
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost		98,479	115,188
Loans
Residential mortgages		194,885	190,666
Consumer instalment and other personal		91,739	91,889
Credit cards		12,360	13,030
Business and government		363,798	369,776
Loans net of allowance for loan losses		662,782	665,361
Deposits		900,587	928,332
Securitization and structured entities' liabilities		19,659	21,850
Other liabilities		3,023	2,929
Subordinated debt		8,466	8,377
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost		91,220	106,461
Loans
Residential mortgages		193,260	188,848
Consumer instalment and other personal		91,737	91,513
Credit cards		12,360	13,030
Business and government		364,235	370,101
Loans net of allowance for loan losses		661,592	663,492
Deposits		901,066	928,689
Securitization and structured entities' liabilities		19,513	21,653
Other liabilities		2,834	2,669
Subordinated debt		$ 8,671	$ 8,543

[1]	Amounts are net of ACL of $2 million ($3 million as at October 31, 2024).